Risk management - Foreign exchange sensitivity (Details) - US Dollar - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	10.00%	10.00%
Effect on profit before tax of increase in exchange rate	₽ 263	₽ 122
Percentage of reasonably possible decrease in exchange rate	(10.00%)	(10.00%)
Effect on profit before tax of decrease in exchange rate	₽ (263)	₽ (122)